INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES
NOTE 3. INVESTMENT SECURITIES. All of our debt securities are classified as available-for-sale and substantially all are investment-grade supporting obligations to annuitants and policyholders in our run-off insurance operations. We manage the investments in our run-off insurance operations under strict investment guidelines, including limitations on asset class concentration, single issuer exposures, asset-liability duration variances, and other factors to meet credit quality, yield, liquidity and diversification requirements associated with servicing our insurance liabilities under reasonable circumstances. This process includes consideration of various asset allocation strategies and incorporates information from several external investment advisors to improve our investment yield subject to maintaining our ability to satisfy insurance liabilities when due, as well as considering our risk-based capital requirements, regulatory constraints, and tolerance for surplus volatility. Asset allocation planning is a dynamic process that considers changes in market conditions, risk appetite, liquidity needs and other factors, which are reviewed on a periodic basis by our investment team. On November 1, 2021, we received 111.5 million ordinary shares of AerCap (approximately 46% ownership interest) and an AerCap senior note as partial consideration in conjunction with the GECAS transaction, for which we have adopted the fair value option. Our investment in Baker Hughes (BKR) comprises 7.0 million shares (approximately 1% ownership interest) at December 31, 2022. Both our AerCap and BKR investments are recorded as Equity securities with readily determinable fair values. As a result of the separation of our HealthCare business, we will prospectively measure our retained ownership interest of approximately 19.9% of GE HealthCare common stock at fair value. See Note 28 for further information. Investment securities held within insurance entities are classified as non-current as they support the long-duration insurance liabilities.

	December 31, 2022				December 31, 2021
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Equity and note (AerCap)	$—	$—	$—	$7,403	$—	$—	$—	$8,287
Equity (Baker Hughes)	—	—	—	207	—	—	—	4,010
Current investment securities	$—	$—	$—	$7,609	$—	$—	$—	$12,297
Debt
U.S. corporate	$26,921	$675	$(2,164)	$25,432	$25,182	$5,502	$(33)	$30,652
Non-U.S. corporate	2,548	18	(300)	2,266	2,361	343	(4)	2,701
State and municipal	2,898	66	(241)	2,722	2,639	573	(6)	3,205
Mortgage and asset-backed	4,442	21	(290)	4,173	3,950	117	(47)	4,019
Government and agencies	1,172	2	(147)	1,026	1,086	104	(2)	1,188
Other equity	408	—	—	408	412	—	—	412
Non-current investment securities	$38,388	$781	$(3,143)	$36,027	$35,630	$6,639	$(92)	$42,177

The amortized cost of debt securities excludes accrued interest of $457 million and $415 million at December 31, 2022 and 2021, respectively, which is reported in All other current assets.

The estimated fair value of investment securities at December 31, 2022 decreased since December 31, 2021, primarily due to higher market yields and widening credit spreads, BKR share sales, and the mark-to-market effect on our equity interest in AerCap, partially offset by new insurance investments, including related to the recapture transaction, and the mark-to-market effect on our remaining equity interest in BKR. See Note 12 for further information about the recapture transaction.
Total estimated fair value of debt securities in an unrealized loss position were $21,482 million and $3,446 million, of which $3,275 million and $644 million had gross unrealized losses of $(835) million and $(42) million and had been in a loss position for 12 months or more at December 31, 2022 and 2021, respectively. Gross unrealized losses of $(3,143) million at December 31, 2022 included $(2,164) million related to U.S. corporate securities, $(182) million related to commercial mortgage-backed securities (CMBS) collateralized by pools of commercial mortgage loans on real estate, and $(106) million related to Asset-backed securities. The majority of our U.S. corporate securities' gross unrealized losses were in the consumer, electric, technology, insurance and energy industries. The majority of our CMBS and Asset-backed securities in an unrealized loss position have received investment-grade credit ratings from the major rating agencies. For our securities in an unrealized loss position, the losses are not indicative of credit losses, we currently do not intend to sell the investments, and it is not likely that we will be required to sell the investments before recovery of their amortized cost basis.

Net unrealized gains (losses) for equity securities with readily determinable fair values, which are recorded in Other income (loss) within continuing operations, were $(40) million, $1,660 million and $(1,671) million for the years ended December 31, 2022, 2021 and 2020, respectively.

Proceeds from debt and equity securities sales, early redemptions by issuers and principal payments on the BKR promissory note totaled $7,267 million, $6,665 million and $5,059 million for the years ended December 31, 2022, 2021 and 2020, respectively. Gross realized gains on debt securities were $34 million, $69 million and $173 million for the years ended December 31, 2022, 2021 and 2020, respectively. Gross realized losses and impairments on debt securities were $(42) million, $(11) million and $(68) million for the years ended December 31, 2022, 2021 and 2020, respectively.

Cash flows associated with purchases, dispositions and maturities of insurance investment securities are as follows:

For the years ended December 31	2022	2021
Purchases of investment securities	$(4,046)	$(4,286)
Dispositions and maturities of investment securities	3,170	2,997
Net (purchases) dispositions of insurance investment securities	$(876)	$(1,290)

Contractual maturities of our debt securities (excluding mortgage and asset-backed securities) at December 31, 2022 are as follows:

	Amortized cost	Estimated fair value
Within one year	$413	$409
After one year through five years	4,287	4,247
After five years through ten years	5,910	5,869
After ten years	22,928	20,920

We expect actual maturities to differ from contractual maturities because borrowers have the right to call or prepay certain obligations.

In addition to the equity securities described above, we hold $614 million and $367 million of equity securities without readily determinable fair values at December 31, 2022 and 2021, respectively, that are classified within non-current All other assets in our Statement of Financial Position. Fair value adjustments, including impairments, recorded in earnings were $(11) million, $20 million and $(140) million for the years ended December 31, 2022, 2021 and 2020, respectively.

Our run-off insurance operations have approximately $800 million of assets held by states or other regulatory bodies in statutorily required deposit accounts, and approximately $29,700 million of assets held in trust accounts, including $2,300 million to be added in the first quarter of 2023, associated with reinsurance contracts and reinsurance security trust agreements in place between either Employers Reassurance Corporation (ERAC) or Union Fidelity Life Insurance Company (UFLIC) as the reinsuring entity and a number of ceding insurers. Assets in these trusts are held by an independent trustee for the benefit of the ceding insurer, and are subject to various investment guidelines as set forth in the respective reinsurance contracts and trust agreements. Some of these trust agreements may allow a ceding company to withdraw trust assets from the trust and hold these assets on its balance sheet, in an account under its control for the benefit of ERAC or UFLIC which might allow the ceding company to exercise investment control over such assets.